Nature of Operations and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies

1. Basis of Presentation

Century Communities, Inc. a Delaware corporation (“we” or the “Company”) is engaged in all aspects of homebuilding, including land acquisition and development, entitlements, and the acquisition, development, construction, marketing, and sale of various single-family detached and attached residential home projects primarily in major metropolitan markets in Colorado, Central Texas, Houston, Texas, and Nevada.

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial statements and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments consisting of normal recurring adjustments necessary for a fair presentation of its financial position and results of operations. Interim results of operations are not necessarily indicative of the results that may be achieved for the full year. The financial statements and related notes do not include all information and footnotes required by GAAP and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2013, which are included in our prospectus dated June 17, 2014 that was filed with the SEC on June 18, 2014.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, as well as all subsidiaries in which we have a controlling interest.  All intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers.” The pronouncement was issued to clarify the principles for recognizing revenue and to develop a common revenue standard and disclosure requirements for GAAP. The pronouncement is effective for reporting periods beginning after December 15, 2016. We are currently evaluating the impact of adoption of ASU 2014-09 on the Company’s consolidated financial position and results of operations.

In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern”, (ASU 2014-15), which requires management to perform interim and annual assessments on whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year of the date the financial statements are issued and to provide related disclosures, if required.  The amendments in ASU 2014-15 are effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter.  Early adoption is permitted.  Our adoption of ASU 2014-15 is not expected to have a material effect on our consolidated financial statements and related disclosures.

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Century Communities, Inc. (we or the Company) is engaged in all aspects of homebuilding, including land acquisition and development, entitlements, and the acquisition, development, construction, marketing, and sale of various single-family detached and attached residential home projects primarily in major metropolitan markets in Colorado and, more recently, in the greater Austin, Texas, metropolitan area.

We were formed as a Colorado limited liability company in August 2002, and we converted into a Delaware corporation pursuant to the General Corporation Law of the State of Delaware on April 30, 2013.  In connection with the conversion, all of the outstanding membership interests were converted into an aggregate of 5.0 million shares of common stock, which represented 100% of the outstanding shares of the Company’s common stock immediately following the conversion.  Also in connection with the conversion, the Company’s name was changed from Century Communities Colorado, LLC to Century Communities, Inc., and a total of 100.0 million shares of the Company’s common stock and 50.0 million shares of preferred stock were authorized for issuance.

In May 2013, we completed a private offering and a private placement of 12.1 million shares of our common stock, through which we received net proceeds of $223.8 million.

On September 12, 2013, we purchased substantially all the assets and certain liabilities of Jimmy Jacobs Homes L.P. (Jimmy Jacobs), a homebuilder with operations in the greater Austin, Texas, metropolitan area, for $15.7 million.  Commencing with the acquisition of Jimmy Jacobs, our homebuilding operations comprise two divisions: Colorado and Texas.  We also have limited land holdings in Nevada.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, as well as all subsidiaries in which we have a controlling interest, and variable interest entities (VIE’s) for which the Company is deemed the primary beneficiary.  All intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior period amounts have been reclassified to conform to our current year’s presentation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  As of December 31, 2013 and 2012, cash equivalents consisted of certificates of deposit.

Cash Held in Trust

Cash held in trust represents cash received from a settlement with an insurance provider for $2.9 million in December 2012 related to certain residential real estate construction projects insured under the applicable policies.  The proceeds of the settlements are restricted to satisfy future construction defect claims.  As of December 31, 2013, all proceeds had been used to satisfy construction defect claims.

Accounts Receivable

Accounts receivable primarily consist of amounts to be received by the Company from the title company for homes closed, which are typically received within a few business days of home close, and contract receivables related to certain contracts in our Texas division accounted for under the percentage-of-completion method.

We periodically review the collectability of our accounts receivables, and, if it is determined that a receivable might not be fully collectible, an allowance is recorded for the amount deemed uncollectible.  As of December 31, 2013 and 2012, no allowance was recorded related to accounts receivable.

Inventories and Cost of Sales

We capitalize pre-acquisition, land, development, and other allocated costs, including interest, during development and home construction.

Land, development, and other common costs are allocated to inventory using the relative-sales-value method; however, as lots within a project typically have comparable market values, we generally allocate land, development, and common costs equally to each lot within the project.  Home construction costs are recorded using the specific-identification method.  Cost of sales for homes closed includes the allocation of construction costs of each home and all applicable land acquisition, land development, and related common costs, both incurred and estimated to be incurred.  Changes to estimated total development costs subsequent to initial home closings in a community are generally allocated to the remaining homes in the community.

When a home is closed, the Company generally has not paid all incurred costs necessary to complete the home, and a liability and a charge to cost of sales are recorded for the amount that is estimated will ultimately be paid related to completed homes.

Inventories are carried at cost unless events and circumstances indicate that the carrying value may not be recoverable.  We review for indicators of impairment at the lowest level of identifiable cash flows, which we have determined as the community level.

Indicators of impairment include, but are not limited to, significant decreases in local housing market values and selling prices of comparable homes, decreases in actual or trending gross margins or sales absorption rates, significant unforeseen cost in excess of budget, and actual or projected cash flow losses.

If an indicator of impairment is identified, we estimate the recoverability of the community by comparing the estimated future cash flows on an undiscounted basis to its carrying value.  If the undiscounted cash flows are more than the carrying value, the community is recoverable and no impairment is recorded.  If the undiscounted cash flows are less than the community’s carrying value, the community is deemed impaired and is written down to fair value.  We generally estimate the fair value of the community through a discounted cash flow approach.

When estimating cash flows of a community, we make various assumptions, including the following: (i) expected sales prices and sales incentives to be offered, including the number of homes available, pricing and incentives being offered by us or other builders in other communities, and future sales price adjustments based on market and economic trends; (ii) expected sales pace and cancellation rates based on local housing market conditions, competition, and historical trends; (iii) costs expended to date and expected to be incurred, including, but not limited to, land and land development costs, home construction costs, interest costs, indirect construction and overhead costs, and selling and marketing costs; (iv) alternative product offerings that may be offered that could have an impact on sales pace, sales price, and/or building costs; and (v) alternative uses for the property. For the years ended December 31, 2013 and 2012, no inventory impairments were recorded.

Home Sales and Profit Recognition

Revenues from home sales are recorded and a profit is recognized when the respective units are closed, title has passed, the homeowner’s initial and continuing investment is adequate, and other attributes of ownership have been transferred to the homeowner.  Sales incentives are recorded as a reduction of revenues when the respective unit is closed.  When it is determined that the earnings process is not complete, the sale and the related profit are deferred for recognition in future periods.

We also serve as the general contractor for custom homes in our Texas operating segment, where the customer and not the Company owns the underlying land (Build on Your Own Lot Contracts).  Accordingly, we recognize revenue for the Build on Your Own Lot Contracts, which are primarily cost plus contracts, on the percentage-of-completion method where progress toward completion is measured by relating the actual cost of work performed to date to the current estimated total cost of the respective contracts.  As the Company makes such estimates, judgments are required to evaluate potential variances in the cost of materials and labor and productivity.  During the year ended December 31, 2013, we earned revenue of $11.0 million and incurred costs of $8.8 million associated with 58 Build on Your Own Lot Contracts, which are presented in home sales revenues and cost of sales on the consolidated statement of operations, respectively.  As of December 31, 2013, we had $1.2 million in contract receivables and $1.2 million in billings in excess of collections related to the Build on Your Own Lot Contracts, which are presented on the consolidated balance sheet in accounts receivable and accrued expenses and other liabilities, respectively.

We had no Build on Your Own Lot Contracts during the year ended December 31, 2012.

Performance Deposits

The Company is occasionally required to make a land, bond, and utility deposit as each new development is started.  These amounts are refundable once the development is functioning and as each home is sold.  Performance deposits are included in prepaid expenses and other assets on the consolidated balance sheet.

Lot Option and Escrow Deposits

The Company has entered into land and lot option purchase agreements with both related and unrelated parties to acquire land or lots for the construction of homes.  Under these agreements, the Company has paid deposits, which in many cases are non-refundable, in consideration for the right, but not the obligation, to purchase land or lots at a future point in time with predetermined terms.  Lot option and escrow deposits are included in prepaid expenses and other assets on the consolidated balance sheet.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation.  Depreciation is charged to expense on the straight-line basis over the estimated useful life of each asset.

The estimated useful lives for each major depreciable classification of property and equipment are as follows:

Years
Buildings	25 – 30 years
Leasehold improvements	5 – 10 years
Machinery and equipment	5 – 7 years
Furniture and fixtures	5 – 7 years
Model furnishings	3 – 5 years
Computer hardware and software	1 – 5 years

Amortizable Intangible Assets

Amortizable intangible assets consist of the estimated fair value of home construction contracts, trade names, non-compete agreements, and other intangible assets that were acquired upon closing of the Jimmy Jacobs acquisition, which was accounted for as a business combination as defined in Accounting Standards Codification (ASC) 805, Business Combinations.  A high degree of judgment is made by management on variables, such as revenue growth rates, profitability, and discount rates, when calculating the value of the intangible assets.  The identified intangible assets are amortized over their respective estimated useful life.  Trade names, non-compete agreements, and other intangibles have estimated useful lives of 4,  2, and 7 years respectively.  Home construction contracts are amortized to cost of sales in proportion to the revenue earned.

Warranties

Estimated future direct warranty costs are accrued and charged to cost of sales in the period when the related homebuilding revenues are recognized.  Amounts accrued, which are included in accrued expenses and other liabilities on the consolidated balance sheet, are based upon historical experience rates.  We subsequently assess the adequacy of our warranty accrual on a quarterly basis through an internal lag development model that incorporates historical payment trends and adjust the amounts recorded if necessary.  Changes in our warranty accrual for the years ended December 31, 2013 and 2012 are detailed in the table below (in thousands):

	Year Ended December 31,
	2013	2012
Beginning balance	$679	$474
Warranty expense provisions	1,112	630
Payments	(641)	(425)
Ending balance	$1,150	$679

Customer and Escrow Deposits

The Company collects earnest deposits at the time a home buyer’s contract is accepted.  Earnest deposits held on homes under contract as of December 31, 2013 and 2012, totaled $2.9 million and $1.3 million, respectively, and are included in accrued expenses and other liabilities on the consolidated balance sheet.

Stock-Based Compensation

We account for share-based awards in accordance with ASC 718, Compensation—Stock Compensation.    ASC 718 requires us to estimate the grant date fair value of stock-based compensation awards and to recognize the fair value as compensation costs over the requisite service period, which is generally three years, for all awards that vest.

As our common stock is not actively traded in a liquid primary market, the determination of the fair value of our restricted stock awards requires judgment by management.  Accordingly, we first consider transactions in our common stock by qualified institutional buyers subsequent to our private placement in the secondary market.  We take into consideration various factors to determine whether the closing price of our common stock in the secondary market is an accurate representation of the fair value of the restricted stock awards.  These considerations include, but are not limited to, the timing of transactions in the secondary market and the elapsed time from the relevant grant date (if any), the volume of transactions in the market, and the level of information available to the investors.  To the extent we believe that the closing price of our common stock in the secondary market is not an accurate representation of the fair value of the restricted stock award, we also consider observable trends in the stock prices of our publicly traded peers since our private placement, as well as internal valuations based on our most recent forecasts in determining the grant date fair value of the award.

Income Taxes

Prior to our conversion from a limited liability company to a corporation on April 30, 2013, the Company was not directly subject to income taxes under the provisions of the Internal Revenue Code and applicable state laws, and taxable income or loss was reported to the individual members for inclusion in their respective tax returns.  Accordingly, prior to April 30, 2013, no provision for federal and state income taxes has been included in the consolidated statement of operations.  As of December 31, 2012, the tax basis of the assets exceeded the recorded carrying amount by approximately $2.5 million, and the tax basis of the liabilities exceeded the recorded carrying amount by approximately $0.6 million, for a net difference of $1.9 million.

Subsequent to our conversion to a corporation, we account for income taxes in accordance with ASC 740, Income Taxes, which requires recognition of deferred tax assets and liabilities at enacted income tax rates for the temporary differences between the financial reporting bases and the tax bases of its assets and liabilities.  Any effects of changes in income tax rates or tax laws are included in the provision for income taxes in the period of enactment.  When it is more likely than not that a portion or all of a deferred tax asset will not be realized in the future, the Company provides a corresponding valuation allowance against the deferred tax asset.

In addition, when it is more likely than not that a tax position will be sustained upon examination by a tax authority that has full knowledge of all relevant information, the Company measures the amount of tax benefit from the position and records the largest amount of tax benefit that is more likely than not of being realized after settlement with a tax authority.  The Company’s policy is to recognize interest to be paid on an underpayment of income taxes in interest expense and any related statutory penalties in the provision for income taxes on the consolidated statement of operations.

Variable Interest Entities

The Company reviews its joint ventures to determine whether they are VIEs and, if so, whether the Company is the primary beneficiary.  In addition, we review our land option contracts where we have a non-refundable deposit to determine whether the corresponding land sellers are VIEs and, if so, whether we are the primary beneficiary.  In some instances, we may also expend funds for due diligence with respect to optioned land prior to takedowns.  Such costs are classified as inventory on our consolidated balance sheet, and totaled $68 thousand and $80 thousand at December 31, 2013 and 2012, respectively.  At each accounting period, we monitor whether takedowns of future lots under the respective contracts remain probable of occurring.  If we determine future takedowns are no longer probable, we expense these costs to selling, general and administrative expenses.

In determining whether we are the primary beneficiary, we consider, among other things, whether we have the power to direct the activities that most significantly impact the economic performance of the VIE.  In making this determination, we consider whether we have the power to direct certain activities, including, but not limited to, determining or limiting the scope or purpose of the VIE, the ability to sell or transfer property owned or controlled by the VIE, or arranging financing for the VIE.

As of December 31, 2013, we had no interest in VIEs.  As of December 31, 2012, we held an interest in Arista Investors, LLC and Arista Investors II, LLC, both related parties through common ownership (collectively, the Arista Entities), which were determined to be VIEs, for which we were the primary beneficiary.  In March 2013, we redeemed our interest in the Arista Entities for $25,443, which represented our carrying value at the time of redemption.  In addition, at December 31, 2012, we had a variable interest in Regency at Ridgegate, LLC (Regency), a related party through common ownership, as a result of our guaranty of the outstanding debt of Regency.  We determined we were not the primary beneficiary of Regency.  The Company’s maximum exposure to losses of Regency at December 31, 2012, was limited to our guaranty of the outstanding balance of the debt of $11.4 million.  At December 31, 2012, Regency had total assets of $21.6 million and total liabilities of $11.4 million.  On August 30, 2013, Regency at Ridgegate, LLC repaid its debt, and the Company’s guaranty was eliminated.